Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	₨ 24,268	$ 284	₨ 21,856	₨ 30,687
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	26,415		24,212
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	16,093		12,730
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	898		970
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	849		546
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	8,575		9,967
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss	2,147		2,356
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	306		529
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	196		451
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	147		149
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	₨ 1,498		₨ 1,226